Portfolio of Investments
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.954%	8,000,000	7,984,016
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.941%	6,750,000	6,612,550
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.661%	14,725,000	14,572,655
Series 2016-1A Class DR2
3-month USD LIBOR + 6.600% Floor 6.600% 04/20/2034	6.854%	4,000,000	3,826,720
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	5,500,000	5,545,104
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	1,204,185	1,211,411
Series 2019-3 Class A
10/15/2025	3.750%	2,125,402	2,135,734
Series 2019-5 Class A
12/15/2045	3.750%	2,842,401	2,851,890
Series 2019-7 Class A
01/15/2027	3.750%	2,060,487	2,060,689
Series 2019-8 Class A
12/15/2045	3.750%	1,710,800	1,712,190
Series 2020-1 Class A
01/16/2046	3.500%	1,060,476	1,062,706
Series 2020-2 Class A
02/15/2046	3.600%	1,362,943	1,361,664
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	100,000	2,582,000
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
12/15/2028	1.460%	8,750,000	8,620,112
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	3,197,394	3,200,064
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	2.155%	17,075,000	16,904,028
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.509%	2,750,000	2,620,992
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.049%	7,000,000	6,962,501
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	1,071,961	1,076,229
Series 2021-1 Class A
11/15/2027	1.180%	4,113,450	4,077,983
Series 2021-1 Class B
11/15/2027	2.130%	8,846,353	8,576,266
Series 2021-2 Class NOTE
01/25/2029	3.000%	7,981,815	7,868,800
Series 2021-5 Class A
08/15/2029	1.530%	9,557,370	9,479,528
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	6,200,000	6,298,832
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	4,550,000	4,410,830
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,000,000	9,796,799
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.548%	3,000,000	2,970,426
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	1.878%	12,000,000	11,850,576
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	4,047,565	4,048,303
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.791%	26,500,000	26,453,545
Columbia Quality Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	6.091%	7,000,000	6,723,885
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	7,300,645	7,153,093
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	1.841%	7,800,000	7,773,917
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.641%	6,500,000	6,440,993
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	1.991%	10,000,000	9,868,290
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,000,000	3,914,678
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	5,670,000	5,558,407
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	3,546,044	3,527,749
Series 2021-ST8 Class A
10/20/2029	1.750%	8,296,441	8,132,232
Series 2021-ST9 Class A
11/20/2029	1.700%	6,607,719	6,477,363
Upstart Securitization Trust(a)
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	4,000,000	3,924,351
Total Asset-Backed Securities — Non-Agency (Cost $259,437,607)			258,230,101

Commercial Mortgage-Backed Securities - Agency 2.6%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.150%	14,192,589	14,673,959
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,916,912	18,487,218
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	9,287,346	9,426,915
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	2,903,606	2,879,241
Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.827%	13,404,179	888,105
Series 2019-109 Class IO
04/16/2060	0.807%	24,930,219	1,662,344
Series 2019-118 Class IO
06/16/2061	0.815%	20,312,181	1,157,094
Series 2019-131 Class IO
07/16/2061	0.830%	25,925,013	1,683,954
Series 2019-134 Class IO
08/16/2061	0.665%	17,726,277	947,726
Series 2019-139 Class IO
11/16/2061	0.659%	24,273,431	1,308,947
Series 2020-19 Class IO
12/16/2061	0.728%	20,259,538	1,254,862
Series 2020-3 Class IO
02/16/2062	0.638%	20,957,355	1,206,291
Total Commercial Mortgage-Backed Securities - Agency (Cost $68,459,066)			55,576,656

Commercial Mortgage-Backed Securities - Non-Agency 9.1%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.441%	4,490,000	4,358,050
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.992%	6,500,000	6,455,953
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.961%	3,830,000	3,762,807
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	2.161%	7,000,000	6,842,455
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,450,000	2,193,635

2	Columbia Quality Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.691%	3,000,000	2,986,875
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.441%	23,245,000	23,136,039
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.191%	3,675,000	3,656,625
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,320,000	4,796,609
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	8,981,830
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	3,054,895
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.356%	5,963,299	5,885,060
Hilton USA Trust(a),(f)
Series 2016-HHV Class D
11/05/2038	4.194%	8,395,000	8,339,608
Series 2016-HHV Class F
11/05/2038	4.194%	15,500,000	14,410,657
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	4,951,315
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,654,485
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,933,491	19,026,102
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class D
1-month USD LIBOR + 2.515% Floor 2.515% 11/15/2038	2.622%	6,990,000	6,858,852
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	5,227,565
Progress Residential Trust(a)
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	10,914,333
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,871,252
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	14,140,000	13,990,003
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	4,876,546
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,604,000	2,587,260
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.691%	6,225,000	6,139,347
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $189,922,896)			189,958,158

Residential Mortgage-Backed Securities - Agency 65.6%

Federal Home Loan Mortgage Corp.
10/01/2024- 06/01/2039	5.000%	3,041,642	3,387,072
06/01/2030	5.500%	1,970,380	2,140,348
08/01/2035- 08/01/2051	2.000%	83,160,001	81,207,544
04/01/2041- 11/01/2048	4.000%	26,152,704	27,848,802
08/01/2041	4.500%	2,416,183	2,622,524
03/01/2042- 11/01/2046	3.500%	33,932,658	35,639,795
11/01/2043	3.000%	12,990,744	13,443,727
02/01/2051	2.500%	26,114,098	25,891,981
Federal Home Loan Mortgage Corp.(h)
06/01/2044	3.500%	6,042,143	6,358,403
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.759%	4,057,705	664,187
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.759%	5,827,261	1,100,372
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.959%	372,287	5,939

Columbia Quality Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.709%	2,468,831	474,534
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.759%	5,133,869	945,924
CMO Series 4935 Class JS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/25/2049	5.863%	9,371,529	1,775,240
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.663%	6,689,234	1,110,450
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.893%	13,819,682	3,199,978
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.863%	17,363,275	4,268,487
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.779%	5,736,879	1,068,382
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.809%	2,075,223	379,543
Federal Home Loan Mortgage Corp.(g)
CMO Series 304 Class C69
12/15/2042	4.000%	1,664,533	313,186
CMO Series 4120 Class AI
11/15/2039	3.500%	212,874	737
CMO Series 4122 Class JI
12/15/2040	4.000%	499,355	19,838
CMO Series 4139 Class CI
05/15/2042	3.500%	2,503,470	257,090
CMO Series 4147 Class CI
01/15/2041	3.500%	1,844,931	92,941
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4148 Class BI
02/15/2041	4.000%	402,704	11,287
CMO Series 4177 Class IY
03/15/2043	4.000%	4,345,116	701,525
CMO Series 4215 Class IL
07/15/2041	3.500%	518,403	24,324
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4068 Class GI
09/15/2036	1.683%	3,769,499	223,940
CMO Series 4107 Class KS
06/15/2038	1.819%	3,465,522	160,872
Federal Home Loan Mortgage Corp.(b),(f),(g)
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	1.576%	5,203,462	280,197
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	22,407,223	4,317,453
Federal National Mortgage Association
09/01/2022- 09/01/2036	6.500%	1,732,028	1,970,875
11/01/2022- 07/01/2023	6.000%	31,440	32,073
04/01/2033- 04/01/2041	5.500%	1,112,712	1,246,075
11/01/2034- 07/01/2048	3.500%	60,475,774	63,205,898
02/01/2035- 12/01/2040	5.000%	11,997,899	13,359,805
03/01/2036- 08/01/2041	4.500%	12,079,254	13,086,069
06/01/2036- 05/01/2051	2.000%	210,036,757	202,408,480
02/01/2041- 01/01/2042	4.000%	11,740,456	12,585,767
11/01/2046- 11/01/2050	3.000%	111,866,783	114,301,507
10/01/2050- 01/01/2052	2.500%	122,954,878	122,001,014
CMO Series 2017-72 Class B
09/25/2047	3.000%	6,125,418	6,219,099
Federal National Mortgage Association(b),(g)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	5.893%	6,580,860	572,689

4	Columbia Quality Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	5.913%	5,450,429	977,453
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	5.992%	1,909,278	122,113
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.963%	8,793,178	1,658,366
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	5.763%	17,205,271	3,289,333
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.663%	11,086,216	2,184,947
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.813%	15,698,419	3,103,430
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.813%	13,547,303	2,562,369
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.963%	10,895,381	2,065,222
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	35,090,763	3,769,320
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	5.963%	8,402,891	1,555,397
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.863%	23,450,301	4,072,532
CMO Series 2019-57 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.863%	13,802,200	3,146,232
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	5.763%	18,311,429	3,318,307
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.893%	18,706,342	4,634,517
Federal National Mortgage Association(f),(g)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	3,640,546	4
Federal National Mortgage Association(g)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	2,259,913	120,248
CMO Series 2012-133 Class EI
07/25/2031	3.500%	750,955	25,363
CMO Series 2012-134 Class AI
07/25/2040	3.500%	1,821,205	63,498
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,280,754	240,985
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,023,806	279,223
CMO Series 2013-1 Class BI
02/25/2040	3.500%	251,974	2,406
CMO Series 2013-16
01/25/2040	3.500%	2,400,700	99,056
CMO Series 2013-41 Class IY
05/25/2040	3.500%	988,516	9,796
CMO Series 2013-6 Class MI
02/25/2040	3.500%	862,758	9,748
CMO Series 2020-55 Class MI
08/25/2050	2.500%	21,707,781	3,494,327
CMO Series 2021-3 Class TI
02/25/2051	2.500%	41,900,381	7,394,491
CMO Series 417 Class C4
02/25/2043	3.500%	7,908,179	1,460,645

Columbia Quality Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(g)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	16,258,378	3,003,404
CMO Series 2021-54 Class LI
04/25/2049	2.500%	23,835,269	3,224,790
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	154,305	168,469
01/15/2039- 08/20/2040	5.000%	5,442,839	6,117,539
04/20/2051- 05/20/2051	2.500%	84,095,555	84,163,355
Government National Mortgage Association(h)
04/20/2048	4.500%	9,844,514	10,411,958
Government National Mortgage Association(g)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	3,616,197	600,148
CMO Series 2012-129 Class AI
08/20/2037	3.000%	1,798,690	43,977
CMO Series 2014-131 Class EI
09/16/2039	4.000%	6,364,125	384,149
CMO Series 2015-175 Class AI
10/16/2038	3.500%	13,847,723	1,291,497
CMO Series 2019-129 Class AI
10/20/2049	3.500%	26,825,098	3,366,746
CMO Series 2020-104 Class IY
07/20/2050	3.000%	23,218,673	3,308,886
CMO Series 2020-129 Class YI
09/20/2050	2.500%	28,484,964	3,762,186
CMO Series 2020-138 Class IN
09/20/2050	2.500%	14,026,743	2,238,992
CMO Series 2020-138 Class JI
09/20/2050	2.500%	33,340,880	4,569,144
CMO Series 2020-142 Class GI
09/20/2050	3.000%	10,629,786	1,358,622
CMO Series 2020-175 Class KI
11/20/2050	2.500%	23,098,495	3,344,480
CMO Series 2020-185 Class KI
12/20/2050	2.500%	38,539,644	5,073,043
CMO Series 2020-188 Class KI
12/20/2050	2.500%	41,557,323	5,736,203
CMO Series 2020-191 Class TI
12/20/2050	2.500%	11,129,678	1,476,482
CMO Series 2020-191 Class UC
12/20/2050	4.000%	21,149,647	3,338,882
CMO Series 2021-1 Class IB
01/20/2051	2.500%	23,685,597	2,991,223
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-111 Class AI
06/20/2051	2.500%	22,682,610	2,962,982
CMO Series 2021-119 Class LI
07/20/2051	3.000%	24,315,436	4,025,313
CMO Series 2021-122 Class HI
11/20/2050	2.500%	19,889,879	2,554,469
CMO Series 2021-142 Class IX
08/20/2051	2.500%	26,794,650	3,525,978
CMO Series 2021-146 Class IK
08/20/2051	3.500%	25,433,365	4,103,017
CMO Series 2021-158 Class IO
09/20/2051	3.000%	18,054,047	2,686,561
CMO Series 2021-158 Class VI
09/20/2051	3.000%	19,645,774	3,041,920
CMO Series 2021-159 Class IP
09/20/2051	3.000%	15,736,571	2,305,988
CMO Series 2021-161 Class UI
09/20/2051	3.000%	26,293,652	3,880,296
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	27,180,316	4,089,781
CMO Series 2021-27 Class IN
02/20/2051	2.500%	14,514,228	1,809,013
CMO Series 2021-67 Class GI
04/20/2051	3.000%	24,389,345	3,362,998
CMO Series 2021-8 Class IO
01/20/2051	3.000%	43,319,309	6,275,101
CMO Series 2021-9 Class DI
01/20/2051	2.500%	22,947,806	3,265,269
CMO Series 2021-9 Class MI
01/20/2051	2.500%	26,539,641	3,281,571
Government National Mortgage Association(b),(g)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.074%	11,000,748	2,346,681
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.038%	8,515,451	1,336,545
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.038%	9,856,898	1,314,410

6	Columbia Quality Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.038%	7,372,780	1,161,391
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.988%	4,733,929	1,050,257
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.988%	10,037,015	1,550,999
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.038%	8,937,242	1,436,049
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.038%	5,775,777	895,632
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.038%	6,360,535	1,299,303
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.038%	8,815,062	1,365,630
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.038%	7,786,416	1,126,672
CMO Series 2019-119 Class GS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	5.938%	9,590,182	1,009,814
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.238%	23,005,991	1,869,211
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.888%	8,898,449	1,462,473
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.888%	8,061,318	2,018,332
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.938%	16,022,762	2,421,313
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.924%	17,035,136	4,572,445
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.938%	20,970,636	3,390,534
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.038%	15,554,944	2,473,630
CMO Series 2020-125 Class AS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	6.088%	22,882,274	4,461,242
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	1.652%	177,251,722	4,026,450
Government National Mortgage Association TBA(i)
03/21/2052	3.000%	47,000,000	47,771,326
Uniform Mortgage-Backed Security TBA(i)
03/17/2037- 03/14/2052	3.000%	143,000,000	144,913,116
03/14/2052	2.500%	15,000,000	14,798,539
03/14/2052	3.500%	62,500,000	64,372,559
03/14/2052	4.000%	40,000,000	41,775,000
Total Residential Mortgage-Backed Securities - Agency (Cost $1,415,465,351)			1,377,949,286

Residential Mortgage-Backed Securities - Non-Agency 19.7%

Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-B Class A
06/25/2066	2.239%	6,368,591	6,216,996

Columbia Quality Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,213,412
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.937%	6,258,391	6,202,083
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.137%	6,299,000	6,258,000
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.687%	5,000,000	4,943,898
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	3,076,599	3,091,982
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	10,000,000	10,000,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M2
30-day Average SOFR + 2.050% Floor 2.050% 03/15/2038	2.088%	2,844,570	2,844,833
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	1,200,446	1,200,446
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	16,500,000	16,541,250
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.937%	13,000,000	12,989,924
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	8,800,000	8,798,293
CIM Trust(a),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	5,687,575	5,677,585
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	4,209,941	4,100,166
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2009-11 Class 1A2
02/25/2037	2.315%	309,206	306,591
CMO Series 2014-A Class B2
01/25/2035	5.495%	1,006,432	1,017,367
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,767,033	3,815,011
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.337%	4,081,998	4,065,621
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	2.237%	3,683,365	3,677,637
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	3.049%	10,000,000	9,837,414
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	4.537%	11,290,000	11,417,973
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.049%	7,000,000	6,385,014
CSMC Trust(a),(f)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	4,753,925	4,673,283
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.187%	2,388,904	2,412,877
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	5.549%	7,000,000	6,335,699
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.737%	3,266,177	3,315,651
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.649%	9,968,816	10,042,290
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	4.799%	7,500,000	7,423,326
GCAT LLC(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	3,494,677	3,448,759

8	Columbia Quality Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	8,901,596	8,901,596
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	9,070,609	8,904,728
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,802,589	4,760,908
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	2,273,188	2,275,135
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	14,800,000	14,807,814
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	6,416,765	6,432,807
MRA Issuance Trust(a),(b)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	12,000,000	12,000,268
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.317%	11,198,514	547,736
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	6,455,424	6,394,653
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.137%	5,500,000	5,491,569
PMC PLS ESR Issuer LLC(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	7,486,344	7,450,857
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.108%	4,114,303	4,111,240
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.858%	2,525,507	2,507,190
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b),(g)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.037%	26,500,000	26,515,325
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.837%	26,500,000	26,520,742
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	9,461,098	9,461,091
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	6,872,609	6,663,848
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	10,392,350	10,291,571
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,863,349	4,793,407
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.558%	7,400,000	7,308,286
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	1.900%	2,750,000	2,751,599
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	3,405,905	3,405,563
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	4,217,985
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	9,257,187	9,145,976
Stonnington Mortgage Trust(a),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	5,324,686	5,324,686
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	1,877,644	1,881,111
Toorak Mortgage Corp., Ltd.(a),(e),(f)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	7,000,000	6,895,000

Columbia Quality Income Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.187%	4,699,511	4,704,784
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	2.787%	10,000,000	10,030,421
Vendee Mortgage Trust(f),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	538,854	1
CMO Series 1998-3 Class IO
03/15/2029	0.000%	615,429	1
Verus Securitization Trust(a),(f)
CMO Series 2019-3 Class M1
07/25/2059	3.139%	4,495,000	4,500,488
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,656,051
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	3,838,004	3,740,094
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $412,292,361)			413,647,912
Options Purchased Calls 0.0%
Value ($)
(Cost $612,000)	56,676

Options Purchased Puts 0.4%

(Cost $4,472,960)	7,868,901

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(j),(k)	96,383,820	96,354,905
Total Money Market Funds (Cost $96,355,093)		96,354,905
Total Investments in Securities (Cost: $2,447,017,334)		2,399,642,595
Other Assets & Liabilities, Net		(300,618,431)
Net Assets		2,099,024,164

At February 28, 2022, securities and/or cash totaling $28,977,830 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,645	06/2022	USD	591,947,188	4,818,324	—
U.S. Treasury 5-Year Note	510	06/2022	USD	60,323,438	381,454	—
Total					5,199,778	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(18)	06/2022	USD	(2,820,375)	—	(37,865)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	60,000,000	60,000,000	1.00	07/08/2022	612,000	56,676

10	Columbia Quality Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	70,000,000	70,000,000	1.75	07/15/2022	1,211,000	2,257,577
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	139,400,000	139,400,000	1.75	11/09/2022	3,261,960	5,611,324
Total							4,472,960	7,868,901

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(125,000,000)	(125,000,000)	1.50	4/20/2022	(1,250,000)	(189,738)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000,000)	(100,000,000)	2.20	03/17/2022	(1,870,000)	(148,370)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(94,000,000)	(94,000,000)	1.10	05/03/2022	(399,500)	(1,265,607)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(94,100,000)	(94,100,000)	1.25	05/23/2022	(348,170)	(1,091,833)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(94,100,000)	(94,100,000)	1.25	05/23/2022	(371,695)	(1,091,833)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(93,900,000)	(93,900,000)	1.75	07/05/2022	(727,725)	(1,400,547)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(275,000,000)	(275,000,000)	1.80	07/05/2022	(2,268,750)	(3,724,022)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(161,400,000)	(161,400,000)	1.85	07/07/2022	(1,452,600)	(2,005,556)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(75,000,000)	(75,000,000)	2.00	08/03/2022	(675,000)	(778,815)
Total							(8,113,440)	(11,506,583)

Columbia Quality Income Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,874)	3,333	—	(1,876,875)	708,334	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,874)	3,333	—	(1,224,191)	55,650	—
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	4.640	USD	5,000,000	(490,625)	1,667	—	(260,031)	—	(228,927)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	5,200,000	(510,250)	1,733	—	(281,054)	—	(227,463)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,875)	3,333	—	(1,730,651)	562,109	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.756	USD	2,400,000	(196,875)	800	—	(358,799)	162,724	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	20,000,000	(2,343,751)	6,667	—	(3,785,558)	1,448,474	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	5,000,000	(585,938)	1,667	—	(1,136,676)	552,405	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	10,000,000	(1,171,875)	3,333	—	(1,592,705)	424,163	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	5,000,000	(585,938)	1,667	—	(824,093)	239,822	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.756	USD	16,000,000	(1,312,499)	5,333	—	(3,082,984)	1,775,818	—
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	5,000,000	(490,625)	1,667	—	(457,080)	—	(31,878)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	16.581	USD	5,000,000	(945,313)	1,667	—	(276,561)	—	(667,085)
Total								(12,149,312)	36,200	—	(16,887,258)	5,929,499	(1,155,353)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $856,107,641, which represents 40.79% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $37,406,645, which represents 1.78% of total net assets.
12	Columbia Quality Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2022 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	72,268,110	696,763,895	(672,676,912)	(188)	96,354,905	(17,126)	54,373	96,383,820
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund | Third Quarter Report 2022	13

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3QT236_05_M01_(04/22)